Guarantor Footnote (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Consolidating Statement of Operations

Condensed Consolidating Statement of Operations

Three months ended September 30, 2015

(In thousands)

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenue:
Listing	$—	$64,319	$43,962	$(1,797)	$106,484
Other	—	22,688	2,217	(707)	24,198

Total revenue	—	87,007	46,179	(2,504)	130,682
Costs and expenses:
Cost of revenue (exclusive of amortization shown separately below)	40	16,671	5,154	(2,504)	19,361
Product development	17	19,307	2,734	—	22,058
Sales and marketing	110	20,028	22,825	—	42,963
General and administrative	1,126	17,451	5,297	—	23,874
Amortization expense	63	1,327	1,429	—	2,819
Intercompany (income) expense, net	—	(3,541)	3,541	—	—

Operating income (loss)	(1,356)	15,764	5,199	—	19,607
Other income (expense):
Equity in earnings of consolidated subsidiaries	14,092	—	—	(14,092)	—
Interest expense	(4,718)	—	(288)	288	(4,718)
Interest income	999	86	130	(288)	927
Other expense, net	151	(185)	(304)	—	(338)

Total other income (expense), net	10,524	(99)	(462)	(14,092)	(4,129)

Income before income taxes	9,168	15,665	4,737	(14,092)	15,478
Income tax (expense) benefit	1,249	(5,962)	(912)	—	(5,625)

Net income	10,417	9,703	3,825	(14,092)	9,853
Less: Impact of noncontrolling interests, net of tax	—	—	(564)	—	(564)

Net income attributable to HomeAway, Inc.	$10,417	$9,703	$4,389	$(14,092)	$10,417

Comprehensive income (loss) attributable to HomeAway, Inc.	$10,693	$9,703	$(15,314)	$(14,092)	$(9,010)

Condensed Consolidating Statement of Operations

Three months ended September 30, 2014

(In thousands)

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenue:
Listing	$—	$51,232	$46,792	$(1,423)	$96,601
Other	—	19,687	1,884	(1,060)	20,511

Total revenue	—	70,919	48,676	(2,483)	117,112
Costs and expenses:
Cost of revenue (exclusive of amortization shown separately below)	37	13,993	5,379	(2,483)	16,926
Product development	23	17,024	3,165	—	20,212
Sales and marketing	98	18,218	23,918	—	42,234
General and administrative	744	16,383	5,868	—	22,995
Amortization expense	63	1,370	1,964	—	3,397
Intercompany (income) expense, net	—	(6,311)	6,311	—	—

Operating income	(965)	10,242	2,071	—	11,348
Other income (expense):
Equity in earnings of consolidated subsidiaries	7,163	—	—	(7,163)	—
Interest expense	(4,373)	—	(266)	266	(4,373)
Interest income	585	87	146	(266)	552
Other expense, net	(2)	(92)	(1,340)	—	(1,434)

Total other income (expense), net	3,373	(5)	(1,460)	(7,163)	(5,255)

Income before income taxes	2,408	10,237	611	(7,163)	6,093
Income tax (expense) benefit	2,504	(4,196)	847	—	(845)

Net income	4,912	6,041	1,458	(7,163)	5,248
Less: Impact of noncontrolling interests, net of tax	—	—	336	—	336

Net income attributable to HomeAway, Inc.	$4,912	$6,041	$1,122	$(7,163)	$4,912

Comprehensive income loss attributable to HomeAway, Inc.	$4,421	$6,041	$(12,808)	$(7,163)	$(9,509)

Condensed Consolidating Statement of Operations

Nine months ended September 30, 2015

(In thousands)

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenue:
Listing	$—	$177,996	$128,445	$(5,160)	$301,281
Other	—	70,278	6,356	(2,362)	74,272

Total revenue	—	248,274	134,801	(7,522)	375,553
Costs and expenses:
Cost of revenue (exclusive of amortization shown separately below)	120	50,039	15,835	(7,522)	58,472
Product development	87	56,508	8,640	—	65,235
Sales and marketing	485	67,498	75,867	—	143,850
General and administrative	3,210	52,476	16,429	—	72,115
Amortization expense	188	3,980	4,545	—	8,713
Intercompany (income) expense, net	—	(14,905)	14,905	—	—

Operating income (loss)	(4,090)	32,678	(1,420)	—	27,168
Other income (expense):
Equity in earnings of consolidated subsidiaries	14,994	—	—	(14,994)	—
Interest expense	(13,971)	—	(802)	802	(13,971)
Interest income	2,567	244	417	(802)	2,426
Other expense, net	785	(182)	(1,236)	—	(633)

Total other income (expense), net	4,375	62	(1,621)	(14,994)	(12,178)

Income before income taxes	285	32,740	(3,041)	(14,994)	14,990
Income tax (expense) benefit	5,657	(12,808)	(2,606)	—	(9,757)

Net income (loss)	5,942	19,932	(5,647)	(14,994)	5,233
Less: Impact of noncontrolling interests, net of tax	—	—	(709)	—	(709)

Net income attributable to HomeAway, Inc.	$5,942	$19,932	$(4,938)	$(14,994)	$5,942

Comprehensive income (loss) attributable to HomeAway, Inc.	$6,593	$19,932	$(37,230)	$(14,994)	$(25,699)

Condensed Consolidating Statement of Operations

Nine months ended September 30, 2014

(In thousands)

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenue:
Listing	$—	$143,882	$138,365	$(3,788)	$278,459
Other	—	56,098	5,466	(2,973)	58,591

Total revenue	—	199,980	143,831	(6,761)	337,050
Costs and expenses:
Cost of revenue (exclusive of amortization shown separately below)	191	40,560	16,301	(6,761)	50,291
Product development	348	48,060	8,544	—	56,952
Sales and marketing	1,237	50,430	65,584	—	117,251
General and administrative	2,300	50,645	16,522	—	69,467
Amortization expense	188	4,038	5,937	—	10,163
Intercompany (income) expense, net	—	(18,064)	18,064	—	—

Operating income (loss)	(4,264)	24,311	12,879	—	32,926
Other income (expense):
Equity in earnings of consolidated subsidiaries	17,831	—	—	(17,831)	—
Interest expense	(8,800)	—	(804)	762	(8,842)
Interest income	1,342	143	394	(762)	1,117
Other expense, net	(46)	(145)	(6,261)	—	(6,452)

Total other income (expense), net	10,327	(2)	(6,671)	(17,831)	(14,177)

Income before income taxes	6,063	24,309	6,208	(17,831)	18,749
Income tax (expense) benefit	7,159	(10,833)	(2,235)	—	(5,909)

Net income	13,222	13,476	3,973	(17,831)	12,840
Less: Impact of noncontrolling interests, net of tax	—	—	(382)	—	(382)

Net income attributable to HomeAway, Inc.	$13,222	$13,476	$4,355	$(17,831)	$13,222

Comprehensive income (loss) attributable to HomeAway, Inc.	$12,580	$13,476	$(1,228)	$(17,831)	$6,997

Condensed Consolidating Statement of Operations

Fiscal year ended December 31, 2014

(In thousands)

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenue:
Listing	$—	$195,882	$181,241	$(5,184)	$371,939
Other	—	71,664	6,545	(3,386)	74,823

Total revenue	—	267,546	187,786	(8,570)	446,762
Costs and expenses:
Cost of revenue (exclusive of amortization shown separately below)	230	53,983	21,969	(8,570)	67,612
Product development	391	65,087	11,604	—	77,082
Sales and marketing	1,483	66,628	86,884	—	154,995
General and administrative	3,220	68,039	21,872	—	93,131
Amortization expense	251	5,381	8,284	—	13,916
Intercompany (income) expense, net	—	(19,105)	19,105	—	—

Operating income	(5,575)	27,533	18,068	—	40,026
Other income (expense):
Equity in earnings of consolidated subsidiaries	23,176	—	—	(23,176)	—
Interest expense	(13,290)	—	(1,108)	1,065	(13,333)
Interest income	2,026	227	540	(1,065)	1,728
Other expense, net	(234)	(166)	(6,782)	—	(7,182)

Total other income (expense), net	11,678	61	(7,350)	(23,176)	(18,787)

Income before income taxes	6,103	27,594	10,718	(23,176)	21,239
Income tax (expense) benefit	7,281	(12,476)	(2,077)	—	(7,272)

Net income	13,384	15,118	8,641	(23,176)	13,967
Less: Impact of noncontrolling interests, net of tax	—	—	583	—	583

Net income attributable to HomeAway, Inc.	$13,384	$15,118	$8,058	$(23,176)	$13,384

Comprehensive income (loss) attributable to HomeAway, Inc.	$12,017	$15,118	$(9,496)	$(23,176)	$(5,537)

Condensed Consolidating Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows

Nine months ended September 30, 2015

(In thousands)

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Total
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(8,137)	$92,525	$34,706	$119,094

Cash flows from investing activities
Change in restricted cash	—	—	122	122
Purchases of intangibles and other assets	—	(278)	—	(278)
Purchases and sales of non-marketable investments	(1,866)	—	(2,000)	(3,866)
Purchases of short-term investments	(379,387)	—	—	(379,387)
Proceeds from maturities and redemptions of marketable securities	272,022	—	—	272,022
Proceeds from sales of marketable securities	1,525	—	—	1,525
Net settlement of foreign currency forwards	11,459	—	3,622	15,081
Purchases of property and equipment	(5,188)	(15,322)	(3,282)	(23,792)

Net cash provided by (used in) investing activities	(101,435)	(15,600)	(1,538)	(118,573)

Cash flows from financing activities
Proceeds from exercise of options to purchase common stock	9,640	—	—	9,640
Excess tax benefit from stock-based compensation	8,161	—	—	8,161
Intercompany transfers	77,878	(80,159)	2,281	—

Net cash provided by (used in) financing activities	95,679	(80,159)	2,281	17,801

Effect of exchange rate changes on cash and cash equivalents	—	(96)	(9,258)	(9,354)

Net increase (decrease) in cash and cash equivalents	(13,893)	(3,330)	26,191	8,968
Cash and cash equivalents at beginning of period	174,337	19,977	98,011	292,325

Cash and cash equivalents at end of period	$160,444	$16,647	$124,202	$301,293

Condensed Consolidating Statement of Cash Flows

Nine months ended September 30, 2014

(In thousands)

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Total
Cash flows from operating activities
Net cash provided by (used in) operating activities	$12,047	$77,820	$21,548	$111,415

Cash flows from investing activities
Acquisition of businesses, net of cash acquired	—	(17,847)	—	(17,847)
Change in restricted cash	—	—	166	166
Purchases of intangibles and other assets	—	(303)	—	(303)
Purchases and sales of non-marketable investments	(10,135)	—	—	(10,135)
Purchases of short-term investments	(473,331)	—	—	(473,331)
Proceeds from maturities and redemptions of marketable securities	23,048	—	—	23,048
Proceeds from sales of marketable securities	4,358	—	—	4,358
Net settlement of foreign currency forwards	(113)	—	(11,898)	(12,011)
Purchases of property and equipment	(276)	(19,486)	(694)	(20,456)

Net cash used in investing activities	(456,449)	(37,636)	(12,426)	(506,511)

Cash flows from financing activities
Proceeds from borrowings on convertible senior notes, net	390,978	—	—	390,978
Proceeds from issuance of warrants	38,278	—	—	38,278
Purchase of convertible note hedge	(85,853)	—	—	(85,853)
Other financing activities	(919)	—	—	(919)
Proceeds from exercise of options to purchase common stock	22,827	—	—	22,827
Excess tax benefit from stock-based compensation	2,583	—	—	2,583
Intercompany tranfers	34,000	(37,500)	3,500	—

Net cash provided by (used in) financing activities	401,894	(37,500)	3,500	367,894

Effect of exchange rate changes on cash and cash equivalents	—	(16)	(5,287)	(5,303)

Net increase (decrease) in cash and cash equivalents	(42,508)	2,668	7,335	(32,505)
Cash and cash equivalents at beginning of period	213,213	22,613	88,782	324,608

Cash and cash equivalents at end of period	$170,705	$25,281	$96,117	$292,103

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2014

(In thousands)

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Total
Cash flows from operating activities

Net cash provided by operating activities	$21,249	$99,158	$24,957	$145,364

Cash flows from investing activities
Acquisition of businesses, net of cash acquired	—	(17,847)	—	(17,847)
Change in restricted cash	—	—	(501)	(501)
Purchases of intangibles and other assets	—	(473)	—	(473)
Purchases and sales of non-marketable investments	(25,148)	—	—	(25,148)
Purchases of short-term investments	(575,606)	—	—	(575,606)
Proceeds from maturities and redemptions of marketable securities	109,516	—	—	109,516
Proceeds from sales of marketable securities	4,358	—	—	4,358
Net settlement of foreign currency forwards	1,424	—	(1,752)	(328)
Purchases of property and equipment	(5,498)	(24,931)	(1,218)	(31,647)

Net cash used in investing activities	(490,954)	(43,251)	(3,471)	(537,676)

Cash flows from financing activities
Repurchase of redeemable noncontrolling interest	—	—	(1,461)	(1,461)
Proceeds from borrowings on convertible senior notes, net	390,978	—	—	390,978
Proceeds from issuance of warrants	38,278	—	—	38,278
Purchase of convertible note hedge	(85,853)	—	—	(85,853)
Other financing activities	(919)	—	—	(919)
Proceeds from exercise of options to purchase common stock	25,386	—	—	25,386
Excess tax benefit from stock-based compensation	3,092	—	—	3,092
Intercompany transfers	59,867	(58,500)	(1,367)	—

Net cash provided by (used in) financing activities	430,829	(58,500)	(2,828)	369,501

Effect of exchange rate changes on cash and cash equivalents	—	(43)	(9,429)	(9,472)

Net increase (decrease) in cash and cash equivalents	(38,876)	(2,636)	9,229	(32,283)
Cash and cash equivalents at beginning of period	213,213	22,613	88,782	324,608

Cash and cash equivalents at end of period	$174,337	$19,977	$98,011	$292,325